UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5079

John Hancock Tax-Exempt Series Fund (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

New York Tax-Free Income Fund

5.31.2006 **Quarterly Portfolio Holdings**

JohnHancock

JOHN HANCOCK FUNDS

John Hancock
New York Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate (%)	date	rating (A)	($000)	Value

Tax-exempt long-term bonds 99.85%					$58,755,634
(Cost $55,069,961)

New York 86.34%					50,806,956

Albany Parking Auth,
Rev Ref Ser 2001A	5.625	07-15-25	BBB+	750	792,030
Chautauqua Tobacco Asset Securitization Corp,
Rev Ref Asset Backed Bond	6.750	07-01-40	BBB	1,000	1,067,840
Essex County Industrial Development Agency,
Rev Ref Solid Waste Disp Intl Paper Ser 2005A	5.200	12-01-23	BBB	800	802,144
Herkimer County Industrial Development Agency,
Rev Ref Folts Adult Home Ser 2005A	5.500	03-20-40	Aaa	1,000	1,088,740
Liberty Development Corp,
Rev Goldman Sachs Headquarters	5.250	10-01-35	A+	1,000	1,083,640
Metropolitan Transportation Auth,
Rev Serv Contract Commuter Facil Ser 3	7.375	07-01-08	A1	550	570,543
Monroe Newpower Corp,
Rev Ref Pwr Facil	5.100	01-01-16	BBB	1,000	1,026,380
Nassau County Industrial Development Agency,
Rev Ref Civic Facil North Shore Hlth Sys Projs
Ser 2001A	6.250	11-01-21	A3	275	295,204
Rev Ref Civic Facil North Shore Hlth Sys Projs
Ser 2001B	5.875	11-01-11	A3	285	298,660
New York, City of,
Gen Oblig Unltd Preref Ser 1990B	8.250	06-01-07	AA-	180	188,064
Gen Oblig Unltd Unref Bal Ser 1990B	8.250	06-01-07	AA-	20	20,875
Gen Oblig Unltd Ser 2001B	5.250	12-01-17	AA-	1,500	1,575,135
Gen Oblig Unltd Ser 2004J	5.000	05-15-23	AA-	1,000	1,027,720
New York City Industrial Development Agency,
Rev Civic Facil Lycee Francais de NY Proj
Ser 2002A	5.375	06-01-23	A	1,000	1,029,310
Rev Civic Facil Polytechnic Univ Proj	6.125	11-01-30	BB+	1,000	1,007,570
Rev Liberty 7 World Trade Ctr Ser 2005A (G)	6.250	03-01-15	BB	1,000	1,048,780
Rev Ref Brooklyn Navy Yard Cogen Partners	5.650	10-01-28	BBB-	1,000	1,003,380
Rev Spec Airport Facil Airis JFK I LLC Proj
Ser 2001A	5.500	07-01-28	BBB-	1,000	1,018,790
Rev Terminal One Group Assn Proj	5.500	01-01-21	BBB+	1,000	1,057,950
New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	740	809,738
Rev Ref Wtr & Swr Sys	5.500	06-15-33	AA+	1,500	1,614,045
Rev Ref Wtr & Swr Sys Cap Apprec Ser 2001D	Zero	06-15-20	AA+	2,000	1,063,460
Rev Unref Bal Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	460	500,820
Rev Wtr & Swr Sys Ser 2000C (P)	3.560	06-15-33	AA+	300	300,000
New York City Transitional Finance Auth,
Rev Future Tax Sec Ser 2000B	6.000	11-15-29	AAA	1,000	1,092,739
Rev Ref Future Tax Sec Ser 2002A (Zero to
11-01-11 then 14.000%) (O)	Zero	11-01-29	AAA	1,000	805,120

John Hancock
New York Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

Rev Ref Future Tax Secd Sub Ser 2002C4 (P)	3.560	08-01-31	AAA	250	250,000
New York City Trust For Cultural Resources,
Rev Ref American Museum of Natural History
Ser 2004A	5.000	07-01-36	AAA	1,000	1,033,530
New York Convention Center Dev Corp,
Rev Hotel Unit Fee Secd	5.000	11-15-27	AAA	1,000	1,038,140
New York Local Government Assistance Corp,
Rev Ref Ser 1993C	5.500	04-01-17	AAA	1,225	1,346,238
New York Mortgage Agency,
Rev Ref Homeowner Mtg Ser 94	5.900	10-01-30	Aa1	495	512,038
New York State Dormitory Auth,
Rev Cap Apprec FHA Insd Mtg Ser 2000B	Zero	08-15-40	AAA	3,000	380,790
Rev Lease State Univ Dorm Facil Ser 2000A	6.000	07-01-30	AA-	1,000	1,095,000
Rev Miriam Osborn Mem Home Ser 2000B	6.875	07-01-25	A	750	831,210
Rev North Shore L I Jewish Grp	5.375	05-01-23	A3	1,000	1,049,050
Rev Personal Income Tax Ser 2005F	5.000	03-15-30	AAA	1,000	1,031,500
Rev Ref Concord Nursing Home Inc	6.500	07-01-29	Aa1	500	535,755
Rev Ref Ser 2002B	5.250	11-15-23	AA-	1,000	1,068,210
Rev Ref State Univ Edl Facil Ser 1993A	5.500	05-15-19	AA-	2,000	2,199,020
Rev Ref State Univ Edl Facil Ser 1993A	5.250	05-15-15	AAA	1,000	1,078,440
Rev Ref Univ of Rochester Defd Income
Ser 2000A (Zero to 07-01-10 then 6.05%) (O)	Zero	07-01-25	AAA	1,000	865,750
Rev State Univ Edl Facil Ser 2000B	5.375	05-15-23	AA-	1,000	1,070,310
Rev Unref City Univ 4th Ser 2001A	5.250	07-01-31	AA-	130	139,131
New York State Environmental Facilities Corp,
Rev Ref Poll Control (P)	9.278	06-15-11	AAA	500	650,885
Rev Unref Bal Poll Control Ser 1991E	6.875	06-15-10	AAA	40	40,000
New York State Power Auth,
Rev Ref Gen Purpose Ser 1990W	6.500	01-01-08	AAA	150	153,873
Onondaga County Industrial Development Agency,
Rev Sr Air Cargo	6.125	01-01-32	Baa3	1,000	1,051,530
Orange County Industrial Development Agency,
Rev Civic Facil Arden Hill Care Ctr Newburgh
Ser 2001C (G)	7.000	08-01-31	BB-	500	527,235
Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners Ser 4 (G)	6.750	10-01-19	BBB-	1,500	1,526,310
Sales Tax Asset Receivables Corp,
Rev Ser 2004A	5.000	10-15-32	AAA	1,000	1,035,920
Suffolk County Industrial Development Agency,
Rev Civic Facil Huntington Hosp Proj Ser 2002B	6.000	11-01-22	BBB	1,000	1,059,500
Rev Ref Jeffersons Ferry Proj	5.000	11-01-28	BBB-	1,000	989,320
Triborough Bridge & Tunnel Auth,
Rev Ref Gen Purpose Ser 1992Y	6.125	01-01-21	AAA	1,500	1,786,005
TSASC, Inc.,
Rev Tobacco Settlement Asset Backed Bond Ser 1	5.500	07-15-24	AAA	850	912,722
Upper Mohawk Valley Regional Water Finance Auth,
Rev Wtr Sys Cap Apprec	Zero	04-01-22	Aaa	2,230	1,085,363
Westchester County Healthcare Corp,
Rev Ref Sr Lien Ser 2000A	6.000	11-01-30	BB	1,150	1,151,254
Yonkers Industrial Development Agency,
Rev Community Dev Pptys Yonkers Inc Ser 2001A	6.625	02-01-26	BBB-	1,000	1,124,250

John Hancock
New York Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

Puerto Rico 9.85%					5,793,140

Puerto Rico Aqueduct & Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)	8.095	07-01-11	AAA	2,000	2,387,680
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.300	07-01-18	Aaa	500	553,360
Puerto Rico Public Building Auth,
Rev Govt Facil Ser 1995A (Gtd)	6.250	07-01-12	AAA	1,110	1,250,648
Puerto Rico Public Finance Corp,
Rev Preref Commonwealth Approp Ser 2002E	5.500	08-01-29	BBB-	1,005	1,089,340
Rev Unref Bal Commonwealth Approp Ser 2002E	5.500	08-01-29	BBB-	495	512,112

Virgin Islands 3.66%					2,155,538

Virgin Islands Public Finance Auth,
Rev Ref Gross Receipts Tax Ln Note Ser 1999A	6.500	10-01-24	BBB	535	585,713
Rev Sub Lien Fund Ln Notes Ser 1998E (G)	5.875	10-01-18	BBB-	1,500	1,569,825

	Interest			Par value
Issuer, description, maturity date	rate (%)			($000)	Value

Short-term investments 0.15%					$86,000
(Cost $86,000)

Joint Repurchase Agreement 0.15%					86,000

Investment in a joint repurchase agreement
transaction with Bank of America – Dated 5-31-06, due
6-01-06 (Secured by U.S. Treasury Inflation Indexed
Bonds 3.625%, due 4-15-28 and 2.375%, due 1-15-25,
and U.S. Treasury Inflation Indexed Note 4.250%, due
1-15-10)	4.900			86	86,000

Total investments 100.00%					$58,841,634

John Hancock
New York Tax-Free Income Fund
Footnotes to Schedule of Investments
May 31, 2006 (unaudited)

(A)	Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where
Standard & Poor's ratings are not available unless indicated otherwise.

(G)	Security rated internally by John Hancock Advisers, LLC.

(O)	Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P)	Represents rate in effect on May 31, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on May 31, 2006, including short-term investments, was $55,155,961.
Gross unrealized appreciation and depreciation of investments aggregated $3,752,538 and $66,865, respectively, resulting in net unrealized appreciation of $3,685,673.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.

760Q3 5/06
7/06

JOHN HANCOCK

Massachusetts Tax-Free Income Fund

5.31.2006 Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate (%)	date	rating (A)	($000)	Value

Tax-exempt long-term bonds 99.92%					$101,565,156
(Cost $96,148,511)

Massachusetts 90.42%					91,909,444

Boston City Industrial Development Financing Auth,
Rev Ref Swr Facil Harbor Electric Energy Co Proj	7.375	05-15-15	BBB	205	207,083
Boston Water & Sewer Commission,
Rev Ref Sr Ser 1992A	5.750	11-01-13	AA	500	540,230
Freetown Lakeville Regional School District,
Gen Oblig Unltd	5.000	07-01-23	AAA	1,000	1,046,170
Holyoke Gas & Electric Department,
Rev Ser 2001A	5.000	12-01-31	Aaa	3,410	3,491,670
Massachusetts Bay Transportation Auth,
Rev Preref Spec Assessment Ser 2000A	5.250	07-01-30	AAA	780	825,100
Rev Ref Sales Tax Ser 2005B	5.500	07-01-27	AAA	1,200	1,367,580
Rev Ref Sales Tax Ser 2005B	5.500	07-01-28	AAA	1,000	1,142,050
Rev Ref Ser 1994A	7.000	03-01-14	AA	1,000	1,169,620
Rev Ser 1997D	5.000	03-01-27	AAA	1,000	1,020,230
Rev Spec Assessment Ser 2004A	5.000	07-01-34	AAA	1,000	1,067,740
Rev Unref Bal Spec Assessment Ser 2000A	5.250	07-01-30	AAA	220	229,583
Massachusetts College Building Auth,
Rev Ref Cap Apprec Ser 2003B	Zero	05-01-19	AAA	1,000	546,020
Massachusetts Development Finance Agency,
Rev Belmont Hill School	5.000	09-01-31	A	1,000	1,016,340
Rev Boston Univ Ser 2002R-2 (P)	3.550	10-01-42	AAA	425	425,000
Rev Boston Univ Ser 2002R-4 (P)	3.550	10-01-42	AAA	600	600,000
Rev Boston Univ Ser 2005T-1	5.000	10-01-35	AAA	500	513,480
Rev Curry College Ser 2005A	4.500	03-01-25	A	1,000	938,160
Rev Dominion Energy Brayton Point (P)	5.000	02-01-36	BBB	1,000	999,930
Rev Plantation Apts Hsg Prog Ser 2004A	5.000	12-15-24	AAA	2,320	2,278,704
Rev Ref Combined Jewish Philanthropies Ser 2002A	5.250	02-01-22	Aa3	1,875	1,991,700
Rev Ref Resource Recovery Southeastern MA Sys
Ser 2001A	5.625	01-01-16	AAA	500	542,455
Rev Resource Recovery Ogden Haverhill Proj
Ser 1998B	5.500	12-01-19	BBB	1,500	1,554,555
Rev Volunteers of America Concord Ser 2000A	6.900	10-20-41	AAA	1,000	1,105,490
Rev YMCA Greater Boston Iss (G)	5.450	11-01-28	AA	3,000	3,168,450
Rev YMCA Greater Boston Iss (G)	5.350	11-01-19	AA	1,000	1,053,860
Massachusetts Health & Educational Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)	9.200	12-15-31	BB	2,000	2,465,940
Rev Harvard Univ Iss Ser 2000W	6.000	07-01-35	Aaa	1,000	1,094,200
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BBB-	1,500	1,620,195
Rev Ref Boston College Iss Ser 1998L	5.000	06-01-26	AA-	1,000	1,014,730
Rev Ref Boston College Iss Ser 1998L	4.750	06-01-31	AA-	1,000	991,330
Rev Ref Emerson Hosp Ser 2005E	5.000	08-15-35	AA	1,000	1,009,480
Rev Ref Harvard Pilgrim Health Ser 1998A	5.000	07-01-18	AAA	1,000	1,018,240
Rev Ref Lahey Clinic Med Ctr Ser 2005C	5.000	08-15-23	AAA	1,000	1,036,520

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

Rev Ref New England Med Ctr Hosp Ser 2002H	5.000	05-15-25	AAA	1,000	1,028,460
Rev Ref Partners Healthcare Sys Ser 2001C	5.750	07-01-32	AA-	1,000	1,077,390
Rev Ref South Shore Hosp Ser 1999F	5.750	07-01-29	A	1,000	1,052,550
Rev Ref Williams College Ser 2003H	5.000	07-01-33	AA+	1,500	1,537,680
Rev Simmons College Ser 2000D	6.150	10-01-29	AAA	1,000	1,103,620
Rev Univ of Mass Worcester Campus Ser 2001B	5.250	10-01-31	AAA	1,500	1,577,025
Rev Wheelock College Ser 2000B	5.625	10-01-30	Aaa	1,000	1,062,780
Massachusetts Housing Finance Agency,
Rev Rental Mtg Ser 2001A	5.800	07-01-30	AAA	975	1,005,985
Rev Ser 2003B	4.700	12-01-16	AA-	2,310	2,332,684
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton Group Properties	8.000	09-01-27	AAA	1,975	2,113,941
Rev Assisted Living Facil TNG Marina Bay LLC Proj	7.500	12-01-27	AAA	1,000	1,058,890
Rev Dana Hall School Iss (G)	5.800	07-01-17	AA	1,090	1,134,625
Rev Ref Resource Recovery Ogden Haverhill Proj
Ser 1998A	5.600	12-01-19	BBB	500	514,735
Rev Wtr Treatment American Hingham Proj	6.900	12-01-29	A	1,210	1,230,025
Rev Wtr Treatment American Hingham Proj	6.750	12-01-20	A	2,780	2,823,674
Massachusetts Municipal Wholesale Electric Co,
Rev Pwr Supply Sys (P)	7.070	07-01-18	AAA	1,000	1,022,520
Massachusetts Port Auth,
Rev Ser 1999C	5.750	07-01-29	AAA	1,250	1,346,613
Rev Spec Facil US Air Proj Ser 1996A	5.750	09-01-16	AAA	1,000	1,024,990
Massachusetts Turnpike Auth,
Rev Ref Metro Hwy Sys Sr Ser 1997A	5.125	01-01-23	AAA	4,300	4,412,531
Rev Ref Metro Hwy Sys Sr Ser 1997A	5.000	01-01-37	AAA	300	303,858
Rev Ref Metro Hwy Sys Sr Ser 1997C	Zero	01-01-20	AAA	1,000	527,820
Massachusetts Water Pollution Abatement Trust,
Rev Preref Pool Prog Ser 7	5.125	02-01-31	AAA	645	683,165
Rev Ref Pool Prog Ser 9	5.250	08-01-18	AAA	2,500	2,697,875
Rev Unref Bal Pool Prog Ser 7	5.125	02-01-31	AAA	1,775	1,823,386
Massachusetts, Commonwealth of,
Gen Oblig Ltd Ref	5.500	11-01-17	AAA	1,000	1,115,180
Gen Oblig Ltd Ref Ser 2001C	5.375	12-01-19	AA	1,000	1,074,590
Gen Oblig Ltd Ref Ser 2002C	5.500	11-01-15	AA	1,000	1,104,060
Gen Oblig Ltd Ref Ser 2004B	5.250	08-01-20	AA	1,000	1,094,380
Gen Oblig Ltd Ser 2005C	5.000	09-01-24	AA	1,000	1,040,500
Gen Oblig Unltd Ref Ser 2004C	5.500	12-01-24	AAA	2,000	2,281,980
Rev Spec Oblig Dedicated Tax	5.250	01-01-26	AAA	1,000	1,079,000
Narragansett Regional School District,
Gen Oblig Unltd	5.375	06-01-18	Aaa	1,000	1,063,700
Pittsfield, City of,
Gen Oblig Ltd	5.000	04-15-19	AAA	1,000	1,044,420
Plymouth, County of,
Rev Ref Cert of Part Correctional Facil Proj	5.000	04-01-22	AAA	1,000	1,029,790
Rail Connections, Inc.,
Rev Cap Apprec Rte 128 Pkg Ser 1999B	Zero	07-01-18	Aaa	1,750	892,378
Rev Cap Apprec Rte 128 Pkg Ser 1999B	Zero	07-01-19	Aaa	2,415	1,152,921
Route 3 North Transit Improvement Associates,
Rev Lease	5.375	06-15-29	AAA	3,100	3,292,138
University of Massachusetts,
Rev Bldg Auth Facil Gtd Ser 2000A	5.125	11-01-25	AAA	1,000	1,055,750

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

Puerto Rico 9.50%					9,655,712

Puerto Rico Aqueduct & Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)	8.095	07-01-11	AAA	2,000	2,387,680
Puerto Rico Highway & Transportation Auth,
Rev Preref Hwy Ser 1996Y	6.250	07-01-14	BBB+	955	1,094,315
Rev Ref Hwy Ser 2003AA	5.500	07-01-19	AAA	2,000	2,236,040
Rev Unref Bal Hwy Ser 1996Y	6.250	07-01-14	BBB+	45	50,317
Puerto Rico Public Buildings Auth,
Rev Gov't Facils Ser 1997B (Gtd)	5.000	07-01-27	AAA	1,000	1,029,580
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.300	07-01-18	Aaa	1,500	1,660,080
Rev Inverse Floater (P)	8.472	07-01-11	AAA	1,000	1,197,700

	Interest			Par value
Issuer, description, maturity date	rate (%)			($000)	Value

Short-term investments 0.08%					$87,000
(Cost $87,000)

Joint Repurchase Agreement 0.08%					87,000

Investment in a joint repurchase agreement
transaction with Bank of America – Dated 5-31-06,
due 6-01-06 (Secured by U.S. Treasury Inflation
Indexed Bonds 3.625%, due 4-15-28 and 2.375%, due
1-15-25, and U.S. Treasury Inflation Indexed Note
4.250%, due 1-15-10)	4.900			87	87,000

Total investments 100.00%					$101,652,156

John Hancock
Massachusetts Tax-Free Income Fund
Footnotes to Schedule of Investments
May 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Represents rate in effect on May 31, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on May 31, 2006, including short-term investments, was $96,235,511. Gross unrealized appreciation and depreciation of investments aggregated $5,697,684 and $281,039, respectively, resulting in net unrealized appreciation of $5,416,645.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.

770Q3 5/06
7/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: July 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: July 27, 2006

By: /s/ John G. Vrysen ------------------------------------- John G. Vrysen Executive Vice President and Chief Financial Officer

Date: July 27, 2006